CBRE Global Real Estate Income Fund

Portfolio of Investments (unaudited)

March 31, 2024

Shares		Market value
	Real Estate Securities*- 141.6%

	Common Stock - 133.3%

	Australia - 6.3%

830,420	Charter Hall Group	$7,449,292
1,525,133	Dexus	7,870,435
318,882	Goodman Group	7,033,795
2,931,273	Mirvac Group	4,513,181
6,410,667	Scentre Group	14,178,080
7,115,139	Vicinity Centres	9,887,295

		50,932,078

	Belgium - 2.0%

167,362	Aedifica SA	10,293,722
93,958	Cofinimmo SA	6,154,410

		16,448,132

	Canada - 3.8%

176,498	Canadian Apartment Properties REIT	6,063,471
728,500	Chartwell Retirement Residences	6,653,804
939,900	H&R Real Estate Investment Trust	6,424,589
850,000	RioCan Real Estate Investment Trust	11,601,330

		30,743,194

	France - 2.5%

169,904	Carmila SA (a)	2,957,948
674,037	Klepierre SA	17,470,962

		20,428,910

	Germany - 1.5%

105,598	LEG Immobilien SE (a)	9,075,728
222,088	Tag Immobilien AG (a)	3,040,149

		12,115,877

	Hong Kong - 5.5%

1,837,310	CK Asset Holdings Ltd.	7,559,159
4,706,470	Link REIT	20,235,575
2,348,000	New World Development Co. Ltd.	2,478,069
4,382,000	Swire Properties Ltd.	9,204,694
1,422,303	Wharf Real Estate Investment Co. Ltd.	4,625,036

		44,102,533

	Japan - 8.8%

3,139	Activia Properties, Inc.	8,534,795
7,321	AEON REIT Investment Corp.	6,723,836
18,326	Japan Hotel REIT Investment Corp.	9,602,245
24,096	Japan Metropolitan Fund Investment Corp.	15,013,729
8,994	KDX Realty Investment Corp.	9,561,826
10,619	LaSalle Logiport REIT	10,875,450
10,122	Orix JREIT, Inc.	11,008,499

		71,320,380

	Singapore - 4.8%

3,822,800	CapitaLand Ascendas REIT	7,846,144
13,702,944	CapitaLand China Trust	7,462,703
9,348,612	CapitaLand Integrated Commercial Trust	13,715,361
5,878,600	Frasers Logistics & Commercial Trust	4,617,158
8,338,000	Keppel REIT	5,374,970

		39,016,336

Shares		Market value

	Spain - 1.5%

1,142,990	Merlin Properties Socimi SA	$12,313,377

	Sweden - 2.3%

891,381	Castellum AB (a)	11,746,028
69,821	Catena AB	3,415,108
179,425	Pandox AB, Class B	3,015,419

		18,176,555

	United Kingdom - 6.0%

1,200,719	British Land Co. PLC (The)	5,994,418
2,598,836	Land Securities Group PLC	21,608,543
1,778,264	Londonmetric Property PLC	4,564,663
829,603	Safestore Holdings PLC	7,907,119
2,668,000	Supermarket Income REIT PLC	2,615,389
2,696,061	Tritax Big Box REIT PLC	5,353,909

		48,044,041

	United States - 88.3%

150,935	Acadia Realty Trust	2,567,404
178,107	Alexandria Real Estate Equities, Inc.	22,959,773
55,905	American Tower Corp.	11,046,269
372,093	Apartment Income REIT Corp.	12,081,860
154,739	AvalonBay Communities, Inc.	28,713,369
880,590	Brixmor Property Group, Inc.	20,649,835
652,710	Broadstone Net Lease, Inc.	10,227,966
139,875	Camden Property Trust	13,763,700
333,020	Crown Castle, Inc.	35,243,507
741,425	CubeSmart	33,527,238
277,431	Empire State Realty Trust, Inc., Class A	2,810,376
58,048	Equinix, Inc.	47,908,756
76,610	Essex Property Trust, Inc.	18,754,894
666,620	Healthcare Realty Trust, Inc., Class A	9,432,673
1,284,701	Healthpeak Properties, Inc.	24,088,144
217,062	Highwoods Properties, Inc.	5,682,683
454,631	Hudson Pacific Properties, Inc.	2,932,370
418,300	Independence Realty Trust, Inc.	6,747,179
1,039,635	Invitation Homes, Inc.	37,021,402
123,551	Kilroy Realty Corp.	4,500,963
451,202	Kite Realty Group Trust	9,782,059
299,087	Macerich Co. (The)	5,153,269
316,068	National Storage Affiliates Trust	12,377,223
800,659	Park Hotels & Resorts, Inc.	14,003,526
696,892	Piedmont Office Realty Trust, Inc., Class A	4,899,151
157,312	Public Storage	45,629,919
1,026,331	Realty Income Corp.	55,524,507
581,300	Retail Opportunity Investments Corp.	7,452,266
652,365	Rexford Industrial Realty, Inc.	32,813,959
67,460	SBA Communications Corp., Class A	14,618,582
295,877	Simon Property Group, Inc.	46,301,792
262,148	Sun Communities, Inc.	33,706,990
1,408,200	Sunstone Hotel Investors, Inc.	15,687,348
413,305	Ventas, Inc.	17,995,300
820,761	VICI Properties, Inc.	24,450,470
166,582	Vornado Realty Trust	4,792,564
179,468	Welltower, Inc.	16,769,490

		712,618,776

	Total Common Stock
	(cost $1,301,845,471)	1,076,260,189

See previously submitted notes to financial statements for the annual period ended December 31, 2023.

CBRE Global Real Estate Income Fund

Portfolio of Investments (unaudited) continued

March 31, 2024

Shares		Market value

	Preferred Stock - 8.3%

	United States - 8.3%

245,403	Digital Realty Trust, Inc., Series J, 5.250%	$5,411,136
301,100	Digital Realty Trust, Inc., Series L, 5.200%	6,600,112
282,200	Federal Realty Investment Trust, Series C, 5.000%	6,194,290
405,900	National Storage Affiliates Trust, Series A, 6.000%	9,303,228
383,644	Pebblebrook Hotel Trust, Series E, 6.375%	7,941,431
541,950	Pebblebrook Hotel Trust, Series F, 6.300%	11,055,780
262,125	Pebblebrook Hotel Trust, Series G, 6.375%	5,402,396
143,517	Rexford Industrial Realty, Inc., Series B, 5.875%	3,211,911
287,077	Summit Hotel Properties, Inc., Series E, 6.250%	5,905,174
265,000	Sunstone Hotel Investors, Inc., Series H, 6.125%	5,620,650

	Total Preferred Stock
	(cost $75,279,642)	66,646,108

	Total Investments - 141.6%
	(cost $1,377,125,113)	1,142,906,297

	Liabilities in Excess of Other Assets - (41.6)%	(335,485,570)

	Net Assets - 100.0%	$807,420,727

*	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
(a)	Non-income producing security.

See previously submitted notes to financial statements for the annual period ended December 31, 2023.

CBRE Global Real Estate Income Fund

Portfolio of Investments (unaudited) concluded

March 31, 2024

Securities Valuation

The following is a summary of various inputs used in determining the value of the Trust’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of inputs used as of March 31, 2024.

Assets	Level 1	Level 2	Level 3	Total

INVESTMENT IN REAL ESTATE SECURITIES

Common Stock
Australia	$50,932,078	$–	$–	$50,932,078
Belgium	16,448,132	–	–	16,448,132
Canada	30,743,194	–	–	30,743,194
France	20,428,910	–	–	20,428,910
Germany	12,115,877	–	–	12,115,877
Hong Kong	44,102,533	–	–	44,102,533
Japan	71,320,380	–	–	71,320,380
Singapore	39,016,336	–	–	39,016,336
Spain	12,313,377	–	–	12,313,377
Sweden	18,176,555	–	–	18,176,555
United Kingdom	48,044,041	–	–	48,044,041
United States	712,618,776	–	–	712,618,776

Total Common Stock	1,076,260,189	–	–	1,076,260,189

Preferred Stock
United States	66,646,108	–	–	66,646,108

TOTAL INVESTMENT IN REAL ESTATE SECURITIES	$1,142,906,297	$–	$–	$1,142,906,297

See previously submitted notes to financial statements for the annual period ended December 31, 2023.